Income tax expense	12 Months Ended
Mar. 31, 2019
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Income tax expense

9. Income tax expense

Overview of the Indian direct tax regime

Indian companies are subject to Indian income tax on a standalone basis. Each entity is assessed for tax on taxable profits determined for each financial year beginning on April 1 and ending on March 31. For each financial year, the respective entities’ profit or loss is subject to the higher of the regular income tax payable or the minimum alternative tax (“MAT”).

Statutory income taxes are assessed based on book profits prepared under generally accepted accounting principles in India (“Indian GAAP”) adjusted in accordance with the provisions of the (Indian) Income tax Act, 1961. Such adjustments generally relate to depreciation of fixed assets, disallowances of certain provisions and accruals, deduction for tax holidays and similar exemptions, the use of tax losses carried forward and retirement benefit costs. Statutory income tax is charged at 30% plus a surcharge and education cess. The combined Indian statutory tax rate for the financial year 2016-17 and 2017-18 was 34.61% and for the financial year 2018-19 is 34.94%.

MAT is assessed on book profits adjusted for certain limited items as compared to the adjustments allowed for assessing regular income tax under normal provisions. MAT for the financial year 2016-17, 2017-18 and 2018-19 was chargeable at 18.50% plus a surcharge and education cess. The combined Indian statutory tax rate of MAT for the financial year 2016-17 and 2017-18 was 21.34% and for the financial year 2018-19 is 21.55%. MAT paid in excess of regular income tax during a year can be set off against regular income taxes within a period of fifteen years succeeding the assessment year in which MAT credit arises subject to the limits prescribed.

Business losses in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. Unabsorbed depreciation can be carried forward for an indefinite period.

Losses arising out of transfer of capital assets in India can be carried forward for a maximum period of eight assessment years immediately succeeding the assessment year to which the loss pertains. The carried forward long term capital losses can be set-off only against long term capital gains. Short term capital losses can be set off only against capital gains (which can be either long term or short term capital gain).

Income tax returns submitted by companies are regularly subjected to a comprehensive review and challenge by the tax authorities. There are appellate procedures available to both the tax authorities and taxpayers and it is not uncommon for significant or complex matters in dispute to remain outstanding for several years before they are finally resolved by the High Court or the Supreme Court.

(a) Tax charge/ (credit) recognised in the consolidated statement of Profit or loss

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	39,520	32,824	37,758	546
Charge / (credit) in respect of current tax for earlier years	(87)	392	(59)	(1)

Total current tax (a)	39,433	33,216	37,699	545

Deferred tax:
Origination and reversal of temporary differences	(690)	31,633	3,818	55
(Credit) / Charge in respect of deferred tax for earlier years	(716)	835	(16)	0
Increase in tax rate	—	742	—	—

Total deferred tax (b)	(1,406)	33,210	3,802	55

Total income tax expense for the year (a+b)	38,027	66,426	41,501	600

Profit before tax	136,572	113,710	117,730	1,702
Effective income tax rate (%)	27.8%	58.4%	35.3%	35.3%

(b ) A reconciliation of income tax expense applicable to profit before tax at the Indian statutory income tax rate to recognised income tax expense for the year at the Group’s effective tax rate indicated are as follows.

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Profit before tax	136,572	113,710	117,730	1,702
Indian statutory income tax rate	34.61%	34.61%	34.94%	34.94%
Tax at Indian statutory income tax rate	47,265	39,353	41,140	595
Disallowable expenses	1,198	1,529	2,423	35
Non-taxable income	(6,913)	(2,412)	(1,917)	(28)
Foreign Currency Translation Reserve (FCTR) recycled on liquidation of subsidiaries to consolidated statements of profit or loss	—	28,142	—	—
Tax holidays and similar exemptions	(14,755)	(10,152)	(8,076)	(117)
Effect of tax rates differences of subsidiaries operating in other jurisdictions	(2,515)	4,179	(1,277)	(18)
Dividend distribution tax	16,418	4,042	11,018	159
Unrecognised tax assets (net)	4,492	2,723	(2,135)	(31)
Capital loss lapsed on account of Merger	3,411	—	—	—
Change in deferred tax balances due to change in income tax rate from 34.608% to 34.944%	—	742	—	—
Capital gains subject to lower tax rate	(4,561)	(758)	(1,711)	(25)
Charge/(credit) in respect of previous years	(803)	1,227	(75)	(1)
Other permanent differences	(5,210)	(2,189)	2,111	31

	38,027	66,426	41,501	600

Certain businesses of the Group within India are eligible for specified tax incentives which are included in the table above as tax holidays and similar exemptions. Most of such tax exemptions are relevant for the companies operating in India. These are briefly described as under:

The location based exemption

In order to boost industrial and economic development in undeveloped regions, provided certain conditions are met, profits of newly established undertakings located in certain areas in India may benefit from a tax holiday. Such a tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, and 30% of profits for the subsequent five years. This deduction is available only for units established up to March 31, 2012. However, such undertaking would continue to be subject to the Minimum Alternative tax (‘MAT’).

The Group has such types of undertakings at Haridwar and Pantnagar, which are part of Hindustan Zinc Limited (Zinc India). FY 2018 was the last year of eligibility for deduction for Haridwar unit. In current year, Pantnagar is the only unit eligible for deduction at 30% of taxable profit.

The location based exemption: SEZ Operations

In order to boost industrial development and exports, provided certain conditions are met, profits of undertaking located in Special Economic Zone (‘SEZ’) may benefit from a tax holiday. Such a tax holiday works to exempt 100% of the profits for the first five years from the commencement of the tax holiday, 50% of the profits for five years thereafter and 50% of the profits for further five years provided the amount allowable in respect of deduction is credited to Special Economic Zone Re-Investment Reserve account. However, such undertaking would continue to be subject to the Minimum Alternative tax (‘MAT’).

The Group has setup SEZ Operations in its aluminium division of Vedanta Limited (where no benefit has been drawn).

Sectoral Benefit - Power Plants and Port Operations

To encourage the establishment of infrastructure certain power plants and ports have been offered income tax exemptions of upto 100% of profits and gains for any ten consecutive years within the 15 year period following commencement of operations subject to certain conditions. The Group currently has total operational capacity of 8.4 Giga Watts (GW) of thermal based power generation facilities and wind power capacity of 274 Mega Watts (MW) and port facilities. However, such undertakings would continue to be subject to MAT provisions.

The Group has power plants which benefit from such deductions, at various locations of Hindustan Zinc Limited (where such benefits has been drawn), Talwandi Sabo Power Limited, Vedanta Limited and Bharat Aluminium Company Limited (where no benefit has been drawn).

The Group operates a zinc refinery in Export Processing Zone, Namibia which has been granted tax exempt status by the Namibian government.

In addition, the subsidiaries incorporated in Mauritius are eligible for tax credit to the extent of 80% of the applicable tax rate on foreign source income.

The total effect of such tax holidays and exemptions was ₹ 14,755 million, ₹ 10,152 million and ₹ 8,076 million ($117 million) for the years ended March 31, 2017, 2018 and 2019 respectively.

(c) Deferred tax assets/liabilities

The Group has accrued significant amounts of deferred tax. The majority of the deferred tax liabilities represents accelerated tax relief for the depreciation of property plant and equipment, the depreciation of mining reserves and the fair value uplifts created on acquisitions, net of losses carried forward by Vedanta Limited (post the re-organization) and unused tax credits in the form of MAT credits carried forward in Vedanta Limited, Cairn Energy Hydrocarbons Limited and Hindustan Zinc Limited. Significant components of Deferred tax (assets)/liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2017:
	Opening balance as at April 1, 2016	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference arising on translation of foreign operation	Total as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	105,887	(651)	—	—	(258)	104,978
Unabsorbed depreciation/business loss	(32,433)	(3,975)	—	—	—	(36,408)
Voluntary retirement scheme	(891)	112	—	—	—	(779)
Employee benefits	(344)	(58)	(40)	—	—	(442)
Fair value of derivative assets/ liabilities	(120)	(317)	99	—	—	(338)
Fair valuation of other assets/liabilities	9,542	(625)	—	—	14	8,931
MAT credits entitlement	(130,506)	6,933	(278)	—	—	(123,851)
Other temporary differences	(3,404)	(2,825)	217	43	311	(5,658)

Total	(52,269)	(1,406)	(2)	43	67	(53,567)

For the year ended March 31, 2018:
	Opening balance as at April 1, 2017	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination (Refer Note 4(b))	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2018
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	104,978	21,261	—	(213)	841	126,867
Unabsorbed depreciation/business loss	(36,408)	1,781	—	—	2	(34,625)
Voluntary retirement scheme	(779)	368	—	—	—	(411)
Employee benefits	(442)	(381)	(30)	—	(22)	(875)
Fair value of derivative assets/ liabilities	(338)	123	(346)	—	(2)	(563)
Fair valuation of other assets/liabilities	8,931	(3,616)	—	4,246	352	9,913
MAT credits entitlement	(123,851)	12,950	(39)	—	56	(110,884)
Other temporary differences	(5,658)	724	68	—	512	(4,354)

Total	(53,567)	33,210	(347)	4,033	1,739	(14,932)

For the year ended March 31, 2019:
	Opening balance as at April 1, 2018	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2019	Closing balance as at March 31, 2019
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	126,867	9,570	—	—	3,111	139,548	2,018
Unabsorbed depreciation/business loss	(34,625)	(11,030)	—	—	—	(45,655)	(660)
Voluntary retirement scheme	(411)	16	—	—	—	(395)	(6)
Employee benefits	(875)	(15)	(247)	—	39	(1,098)	(16)
Fair value of derivative assets/ liabilities	(563)	288	(82)	—	—	(357)	(5)
Fair valuation of other assets/liabilities	9,913	(1,741)	—	—	(10)	8,162	118
MAT credits entitlement	(110,884)	7,280	380	—	(19)	(103,243)	(1,493)
Other temporary differences	(4,354)	(566)	(135)	—	(583)	(5,638)	(82)

Total	(14,932)	3,802	(84)	—	2,538	(8,676)	(126)

Deferred tax assets and liabilities have been offset where they arise in the same taxing jurisdiction with a legal right to offset but not otherwise. Accordingly the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax assets	(58,635)	(52,830)	(764)
Deferred tax liabilities	43,703	44,154	638

Net deferred tax (asset)/ liability	(14,932)	(8,676)	(126)

Recognition of deferred tax assets on MAT credits entitlement is based on the respective legal entity’s present estimates and business plans as per which the same is expected to be utilized within the stipulated fifteen year period from the date of origination.

Deferred tax assets in the Group have been recognized to the extent there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity which are expected to reverse. For certain components of the Group, deferred tax assets on carry forward unused tax losses have been recognised to the extent of deferred tax liabilities on taxable temporary differences available. It is expected that any reversals of the deferred tax liability would be offset against the reversal of the deferred tax asset at respective entities.

Unused tax losses/ unused tax credit for which no deferred tax asset is recognised amount to ₹ 34,992 million and ₹ 121,135 million ($ 1,751 million) as at March 31, 2018 and March 31, 2019 respectively. The unused tax losses/ unused tax credit expire as detailed below:

As at March 31, 2019

Unused tax losses/ unused tax credit*	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹in million)	No expiry date (₹ in million)	Total (₹ in million)	Total (US dollars in million)
Unutilized business losses	1,281	10,940	6,278	15,269	33,768	488
Unabsorbed depreciation	—	—	—	87,281	87,281	1,262
Unused R&D Tax Credit	—	—	—	86	86	1

Total	1,281	10,940	6,278	102,636	121,135	1,751

*	Includes ₹ 17,993 million and ₹ 67,409 million of business losses and unabsorbed depreciation respectively pursuant to acquisition of ESL (Refer Note 4(a))

As at March 31, 2018

Unused tax losses/ unused tax credit*	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹in million)	No expiry date (₹ in million)	Total (₹ in million)
Unutilized business losses	—	—	—	12,014	12,014
Unabsorbed depreciation	—	—	—	20,195	20,195
Unutilised capital losses	1,277	1,420	—	—	2,697
Unused R&D Tax Credit	—	—	—	86	86

Total	1,277	1,420	—	32,295	34,992

No deferred tax assets has been recognised on these unused tax losses/ unused tax credit as there is no evidence that sufficient taxable profit will be available in future against which these can be utilised by the respective entities.

MAT credits are taxes paid to Indian tax authorities which can be offset against future tax liabilities, subject to certain restrictions, within a period of 15 years from the year of origination. The Group recognises MAT assets only to the extent it expects to realise the same within the prescribed period.

Further, the Group had unused MAT credit amounting to ₹ 3,996 million and ₹ 3,996 million ($ 58 million) as at March 31, 2018 and March 31, 2019 respectively. Such tax credits have not been recognised on the basis that recovery is not probable in the foreseeable future. Unrecognised MAT credit expires, if unutilized, based on the year of origination as follows:

Financial year ending March 31,	(₹ in million)	(US dollar in million)
2022	1,036	15
2023	137	2
2024	521	8
2025	517	7
2026	1,035	15
2027	633	9
2028	81	1
2029	36	1

	3,996	58

The Group has not recognised any deferred tax liabilities for taxes that would be payable on the Group’s share in unremitted earnings of certain of its subsidiaries because the Group controls when the liability will be incurred and it is probable that the liability will not be incurred in the foreseeable future. The amount of unremitted earnings was ₹ 314,877 million and ₹ 324,848 million ($ 4,697 million) as at March 31, 2018 and March 31, 2019 respectively.

(d) Non-current tax assets

Non-current tax assets of ₹ 33,894 million and ₹ 34,843 million ($ 504 million) as at March 31, 2018 and March 31, 2019 respectively mainly represents income tax receivable from Indian tax authorities by Vedanta Limited relating to the refund arising consequent to the Scheme of Amalgamation & Arrangement made effective in August 2013 pursuant to approval by the jurisdiction High Court and receivables relating to matters in tax disputes in Group companies including tax holiday claim.